Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Payment for minimum taxes and other obligations	$ 36,000	$ 63,000
Federal operating loss carryforward	33,400,000
State operating loss carryforwards	33,400,000
Operating loss carry forwards	$ 14,400,000
Expiration Year	2037
Income tax net operating loss	$ 19,000,000.0
Valuation allowance	$ 15,300,000